Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Global Insight Fund
Entity Central Index Key	0001785347
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
American Funds Global Insight Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class A
Trading Symbol	AGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.85% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class C
Trading Symbol	AGVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.57% *
*Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class T
Trading Symbol	AGVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-1
Trading Symbol	AGVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 42	0.84% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-2
Trading Symbol	AGVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-3
Trading Symbol	AGVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-A
Trading Symbol	CGVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.84% *
*
Annualized
.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-C
Trading Symbol	CGVBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 80	1.61% *
*Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-E
Trading Symbol	CGVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 52	1.04% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-T
Trading Symbol	CGVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-1
Trading Symbol	CGVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 32	0.63% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-2
Trading Symbol	CGVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.58% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-3
Trading Symbol	CGVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25	0.50% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-1
Trading Symbol	RGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.40% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2
Trading Symbol	RGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 76	1.53% *
*Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2E
Trading Symbol	RGLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 59	1.17% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-3
Trading Symbol	RGLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 55	1.09% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-4
Trading Symbol	RGLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 40	0.80% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5E
Trading Symbol	RGLJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds Global Insight Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5
Trading Symbol	RGLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.51% *
*
Annualized
.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund st atisti cs
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio ho ldi ngs by sector (percent of net assets)
American Funds Global Insight Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-6
Trading Symbol	RGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 15,678,000,000
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key f un d statistics
Fund net assets (in millions)	$ 15,678
Total number of portfolio holdings	203
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio ho ld ings by sector (percent of net assets)

[1]	Annualized.